Leases	12 Months Ended
Dec. 31, 2024
Disclosure Text Block [Abstract]
Leases
Note 16. Leases
The Company’s operating lease expenses are recognized on a straight-line basis. Operating lease cost for the years ended December 31, 2024, 2023 and 2022, were as follows:

	December 31,
	2024	2023	2022
	(U.S. $ in thousands)
Operating lease cost:
Fixed payments and variable payments that depend on an index or rate	$8,444	$10,090	$8,951
Total operating lease cost	$8,444	$10,090	$8,951
Cash flow and other information related to operating leases were as follows:

	December 31,
	2024	2023	2022
	(U.S. $ in thousands)
Cash paid for amounts included in the measurement of lease liabilities	$7,272	$8,885	$8,372
Right-of-use assets obtained in exchange for new operating lease liabilities	$20,808	$7,142	$12,057

	December 31,
	2024	2023	2022
	(U.S. $ in thousands)
Weighted-average remaining lease term — operating leases	11.80 years	4.73 years	4.11 years
Weighted-average discount rate — operating leases	5.56%	4.47%	4.17%
Maturities of operating lease liabilities were as follows:

December 31,
2024
(U.S. $ in thousands)
2025	$7,321
2026	6,004
2027	3,964
2028	3,600
2029 / and thereafter	27,254
Total operating lease payments	48,143
Less: imputed interest	(16,053)
Present value of lease liabilities	$32,090